GOODWILL, SOFTWARE AND OTHER INTANGIBLES	12 Months Ended
Dec. 31, 2017
Goodwill Software And Other Intagibles [Abstract]
GOODWILL, SOFTWARE AND OTHER INTANGIBLES
NOTE 14: GOODWILL, SOFTWARE AND OTHER INTANGIBLES
The following presents the allocation of goodwill by segment for December 31:

	2016
	Opening	Reclassification to Long-lived assets held for sale	Net additions and foreign exchange differences	Impairment/ write-offs	Closing
	2016				2016
	(EUR in millions)
Insurance	3	(3)	-	-	-
Other	5	-	-	-	5
Total	8	(3)	-	-	5

	2017
	Opening	Reclassification to Long-lived assets held for sale	Net additions and foreign exchange differences	Impairment/ write-offs	Closing
	2017				2017
	(EUR in millions)
Other	5	-	-	-	5
Total	5	-	-	-	5

The gross carrying amount and accumulated amortization relating to software and other intangibles at December 31 are presented below:

	2016			2017
	Software	Other	Total	Software	Other	Total
		intangibles			intangibles
	(EUR in millions)
Gross carrying amount	522	135	657	563	148	711
Accumulated amortization	(428)	(112)	(540)	(463)	(116)	(579)
Net book value	94	23	117	100	32	132

Amortization expense on software and other intangibles amounted to EUR 40 million, EUR 42 million and EUR 39 million in 2015, 2016 and 2017 respectively. The Group estimates that aggregate amortization expense for the five succeeding fiscal years will be EUR 34 million, EUR 22 million, EUR 11 million, EUR 7 million and EUR 6 million for years 2018 through 2022 respectively.